Taxes on Income - Schedule of Consolidated Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Statements of Financial Position [Abstract]
Deferred tax assets	$ 33,850	$ 46,856
Deferred tax liabilities	(42,894)	(59,206)
Total	$ (9,044)	$ (12,350)